Offsets	Nov. 12, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-3
File Number	333-272422
Initial Filing Date	Jun. 05, 2023
Fee Offset Claimed	$ 158,815.00
Explanation for Claimed Amount	The registrant previously paid filing fees of $1,244,294.37 with respect to the securities registered pursuant to the Registration Statement on Form S-3 filed by the registrant on June 5, 2023 (Registration No. 333-272422), which is being applied to the registrant's total registration fee for this offering.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	Rollins Inc
Form or Filing Type	S-3
File Number	333-272422
Filing Date	Jun. 05, 2023
Fee Paid with Fee Offset Source	$ 158,815.00